Business combination and disposal of subsidiaries and businesses - Disposal of Beijing Yunke Online Technology Development Co., Ltd. (Details) - Beijing Yunke Online Technology Developments Co., Ltd. [Member]
¥ in Thousands
1 Months Ended
Jan. 31, 2017 CNY (¥)
Business combination [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary	¥ 37,989
Disposal Of Equity Interest, Percentage Of Ownership Transferred	46.00%
Sale of Stock, Percentage of Ownership after Transaction	34.00%